SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Concentration Risk [Line Items]
Fair value investments recognized | ¥	¥ 0		¥ 0	¥ 0
Equity method investment, impairment	1,724	$ 247	0	0
Income tax, unrecognized | ¥	¥ 0		¥ 0	¥ 0
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Revenue | Customer concentration | Customer A
Concentration Risk [Line Items]
Percentage of concentration risk	14.70%	14.70%	33.70%	25.60%
Revenue | Customer concentration | Customer B
Concentration Risk [Line Items]
Percentage of concentration risk				28.40%
Revenue | Customer concentration | Customer C
Concentration Risk [Line Items]
Percentage of concentration risk	17.10%	17.10%	14.10%
Revenue | Customer concentration | Customer D
Concentration Risk [Line Items]
Percentage of concentration risk	10.00%	10.00%
Accounts receivables | Customer concentration | Customer A
Concentration Risk [Line Items]
Percentage of concentration risk			23.50%
Accounts receivables | Customer concentration | Customer C
Concentration Risk [Line Items]
Percentage of concentration risk	12.50%	12.50%	16.80%
Accounts receivables | Customer concentration | Customer D
Concentration Risk [Line Items]
Percentage of concentration risk	16.30%	16.30%	11.80%